Discontinued operations	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Discontinued operations
28 Discontinued operations
On 1 June 2022 (Completion date) BHP completed the merger of the Group’s oil and gas portfolio with Woodside Energy Group Limited (‘Woodside’). Woodside acquired the entire share capital of BHP Petroleum International Pty Ltd (‘BHP Petroleum’) in exchange for 914,768,948 newly issued Woodside ordinary shares.
On the Completion Date, the Group paid a fully franked in specie dividend in the form of Woodside shares to eligible BHP shareholders. Eligible BHP shareholders received one Woodside share for every 5.5340 BHP shares they held on the Group’s register at the record date of 26 May 2022.
As part of completion and in order to reflect the economic effective date of 1 July 2021, the Group made a net cash payment of US$0.7 billion (net of completion adjustments) to Woodside in addition to US$0.4 billion in cash that was left in the BHP Petroleum bank accounts to fund ongoing operations. The total cash transfer of US$1.1 billion reflected the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the Merger completed on 1 July 2021.
There was no contribution of Discontinued operations to the Group’s profit and cash flows for years ended 30 June 2024 and 30 June 2023. The Blackwater and Daunia mines, while being divested on 2 April 2024, are not considered to meet the criteria for classification as a Discontinued operation given their relative size to the Group and the Coal segment. For further information, refer to note 3 ‘Exceptional items’.
The contribution of Discontinued operations for the year ended 30 June 2022 is detailed below:
Income statement – Discontinued operations

2022
US$M
Profit/(loss) after taxation from operating activities	2,496

Net gain on Petroleum merger with Woodside (after tax)	8,159

Profit/(loss) after taxation	10,655

Attributable to non-controlling interests	–
Attributable to BHP shareholders	10,655

Basic earnings/(loss) per ordinary share (cents)	210.5
Diluted earnings/(loss) per ordinary share (cents)	210.1

The total comprehensive income attributable to BHP shareholders from Discontinued operations was a gain of US$10,596 million for the year ended 30 June 2022.

Cash flows from Discontinued operations

2022
US$M
Net operating cash flows	2,889
Net investing cash flows 1	(904)
Net financing cash flows 2	(33)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952

Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)

Total cash impact	870

1
Includes purchases of property, plant and equipment and capitalised exploration related to drilling and development expenditure of US$1,144 million, proceeds from sale of subsidiaries, operations and joint operations, net of cash of US$91 million, proceeds from sale of assets of US$151 million and other investing outflows of US$2 million.

2	Represents net repayment of interest bearing liabilities of US$33 million.
Exceptional items – Discontinued operations
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements.
There were no exceptional items related to Discontinued operations for years ended 30 June 2024 and 30 June 2023.
The Exceptional item related to Discontinued operations included within the Group’s profits for the year ended 30 June 2022 is detailed below.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Net gain on Petroleum merger with Woodside 1	8,167	(8)	8,159

Total	8,167	(8)	8,159

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	8,167	(8)	8,159

1
The tax expense associated with the exceptional item reflects the tax impact of transaction costs and other restructuring related activities undertaken pre-merger.
There were no further tax impacts arising on the net gain on merger of our Petroleum business with Woodside as generated tax losses were either offset with capital gains in other entities in the Group, or not recognised on the basis that it is not probable that future capital gains will be available against which the Group can utilise the tax losses.

Net gain on disposal of Discontinued operations
Details of the net gain on Petroleum merger with Woodside is presented below:

2022
US$M
Net assets disposed	10,172

Fair value of Woodside shares 1	19,566
Net cash completion payment on merger of Petroleum with Woodside 2	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)

Net gain on Petroleum merger with Woodside	8,159

1
Represents the consideration received being the fair value of 914,768,948 Woodside ordinary shares received using the closing ASX share price of A$29.76 on 31 May 2022 (US$21.39 equivalent based on an exchange rate of AUD/USD 0.7187).

2
Reflects the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the Merger completed on 1 July 2021.